Accounts Payable, Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Feb. 02, 2013
Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Accounts payable	$81,608	$47,440
Accrued freight and duty	17,639	8,896
Accrued compensation	16,621	21,168
Accrued sales taxes	12,783	8,472
Accrued catalog costs	6,906	7,176
Accrued occupancy	5,842	6,203
Accrued professional fees	2,114	2,494
Other accrued expenses	1,840	3,845

Total accounts payable and accrued expenses	$145,353	$105,694

Schedule of Other Current Liabilities

Other current liabilities consist of the following (in thousands):

	February 2, 2013	January 28, 2012
Unredeemed gift certificate and merchandise credit liability	$18,435	$20,742
Allowance for sales returns	5,206	3,181
Capital lease obligation—current	2,925	4,114
Other liabilities	5,862	2,824

Total other current liabilities	$32,428	$30,861